FAIR VALUE MEASUREMENTS (Schedule of Reconciliation of Changes in Fair Value of Liabilities) (Details) (USD $)	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative liabilities - warrant instruments	$ 243,205	$ 6,948,644	$ 10,780,342	$ (6,116,147)	$ (1,559,352)	$ (1,316,147)
Gain (Loss) on Settlement of Derivative Instrument [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative liabilities - warrant instruments	0	(511,511)	(590,462)	(4,069,165)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	(7,653,928)	(15,244,754)	(15,244,754)	(8,029,728)
Change in fair value	243,205	6,948,644	10,780,342	(6,116,147)
Additions	(4,478,014)	(3,779,978)	(3,779,978)	(4,635,105)
Warrant modification	(171,150)	0	0	(1,068,320)
Exercise of warrants	0	561,965	590,462	4,604,546
Ending balance	(12,059,887)	(11,514,123)	(7,653,928)	(15,244,754)	(7,653,928)	(12,059,887)
Change in unrealized gains (losses) included in earnings for the year ended June 30, 2012 and 2011	$ 243,205	$ 6,948,644	$ 10,780,342	$ (6,116,147)